Schedule of Effects of Reinsurance on Interest Credited to contract holder Funds, Contract Benefits and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses		$ 1,104,420	$ 1,643,710	$ 1,603,724
Assumed interest credited to contractholder funds, contract benefits and expenses		4,713	6,453	6,743
Ceded interest credited to contractholder funds, contract benefits and expenses		(635,887)	(931,557)	(957,643)
Return credited to policyholders' account balances and policyholder benefits, net of reinsurance		$ 473,246	$ 718,606	$ 652,824
Predecessor
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds, contract benefits and expenses	$ 450,041
Assumed interest credited to contractholder funds, contract benefits and expenses	2,606
Predecessor | Affiliates
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	(336,122)
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Ceded interest credited to contractholder funds, contract benefits and expenses	$ (116,525)